SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years 6 months
Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months